VIA EDGAR

Bingham McCutchen LLP
2020 K Street, NW
Washington, DC 20006

December 28, 2012

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re: Investment Managers Series Trust (filing relates to Advisory Research Strategic Income Fund)
(File Nos. 333-122901 and 811-21719)

Dear Sir or Madam:

We are attaching for filing on behalf of Investment Managers Series Trust (“Registrant”) Post-Effective Amendment No. 300 to Registrant’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 309 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended), relating to Registrant’s Advisory Research Strategic Income Fund series (the “Fund”).

The attached Amendment is being filed for the purpose of completing non-material information contained in the prospectus and statement of additional information for the Fund and responding to comments provided by the staff of the Commission regarding the Registrant’s initial filing with respect to the Fund.  As noted on its facing page, the Amendment is being filed under paragraph (b) of Rule 485 under the 1933 Act to become effective on December 31, 2012.  We have assisted in the preparation of the Amendment, and we represent that the Amendment does not contain disclosures which render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Please direct any inquiries regarding this filing to me at (202) 373-6599 or Michael Glazer at (213) 680-6646.

Very truly yours,

/s/ Mana Behbin

Mana Behbin

Enclosures